Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Schedule of Basic Loss Per Share	Basic
	Year ended December 31
	2023	2022	2021
Loss from continuing operations (U.S. dollars in thousands)	(5,607)	(12,456)	(8,525)
The weighted average of the number of ordinary shares in issue (in thousands)	41,435	31,594	27,106
Basic loss per share from continuing operations (U.S. dollar)	(0.14)	(0.39)	(0.31)

Schedule of Diluted Loss Per Share	Diluted
	Year ended December 31
	2023	2022	2021
Loss from continuing operations, used in computation of basic loss per share (U.S. dollars in thousands)	(5,607)	(12,456)	(8,525)
Adjustments (U.S. dollars in thousands)	-	-	-
	(5,607)	(12,456)	(8,525)

The weighted average of the number of ordinary shares in issue used in computation of basic loss per share from continuing operations (in thousands)	41,435	31,594	27,106
Adjustments (in thousands)	-	-	-
	41,435	31,594	27,106
Diluted loss per share from continuing operations (U.S. dollar)	(0.14)	(0.39)	(0.31)